UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Real Estate Fund

Quarterly portfolio holdings 3/31/16

Fund's investmentsGlobal Real Estate Fund

As of 3-31-16 (unaudited)
	Shares	Value
Common stocks 98.5%		$53,432,137
(Cost $47,978,977)
Australia 3.8%		2,032,097
Mirvac Group	462,370	685,091
Scentre Group	188,818	642,738
Stockland	215,267	704,268
France 8.4%		4,573,431
Gecina SA	7,966	1,092,655
Klepierre	52,188	2,492,909
Unibail-Rodamco SE	3,602	987,867
Germany 2.6%		1,432,116
LEG Immobilien AG (I)	15,220	1,432,116
Japan 18.6%		10,079,189
Ichigo Hotel REIT Investment Corp.	974	1,538,889
Ichigo, Inc.	203,132	837,994
Industrial & Infrastructure Fund Investment Corp.	148	687,274
Invincible Investment Corp.	2,751	2,058,977
Kenedix Office Investment Corp.	162	928,665
Mitsui Fudosan Company, Ltd.	90,787	2,261,291
Takara Leben Company, Ltd.	298,818	1,766,099
Spain 3.4%		1,817,667
Hispania Activos Inmobiliarios SA (I)	32,838	466,415
Merlin Properties Socimi SA	116,585	1,351,252
Sweden 4.4%		2,395,839
Fabege AB	82,739	1,394,148
Pandox AB (I)	57,631	1,001,691
United Kingdom 2.5%		1,370,496
Land Securities Group PLC	61,663	972,273
The UNITE Group PLC	43,644	398,223
United States 54.8%		29,731,302
AvalonBay Communities, Inc.	11,381	2,164,666
Boston Properties, Inc.	6,760	859,061
DCT Industrial Trust, Inc.	26,693	1,053,573
DDR Corp.	60,163	1,070,300
Douglas Emmett, Inc.	35,519	1,069,477
Duke Realty Corp.	25,503	574,838
Empire State Realty Trust, Inc., Class A	55,363	970,513
Equity LifeStyle Properties, Inc.	17,959	1,306,158
Essex Property Trust, Inc.	7,495	1,752,781
Federal Realty Investment Trust	9,433	1,472,020
General Growth Properties, Inc.	99,120	2,946,838
Hilton Worldwide Holdings, Inc.	61,374	1,382,142
Host Hotels & Resorts, Inc.	42,802	714,793
Kimco Realty Corp.	42,817	1,232,273
Public Storage	12,059	3,326,234
Simon Property Group, Inc.	17,478	3,630,006
SL Green Realty Corp.	10,916	1,057,542
Sunstone Hotel Investors, Inc.	50,131	701,834
Urban Edge Properties	38,278	989,104

2SEE NOTES TO FUND'S INVESTMENTS

Global Real Estate Fund

			Shares	Value
United States (continued)
Vornado Realty Trust			15,431	$1,457,149
	Yield (%)		Shares	Value
Short-term investments 2.6%				$1,428,528
(Cost $1,428,528)
Money market funds 2.6%				1,428,528
State Street Institutional Treasury Plus Money Market Fund	0.1835(Y	)	1,428,528	1,428,528
Total investments (Cost $49,407,505)† 101.1%				$54,860,665
Other assets and liabilities, net (1.1%)				($622,141)
Total net assets 100.0%				$54,238,524

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 3-31-16.
†	At 3-31-16, the aggregate cost of investment securities for federal income tax purposes was $50,046,044. Net unrealized appreciation aggregated to $4,814,621, of which $4,991,120 related to appreciated investment securities and $176,499 related to depreciated investment securities.

The fund had the following portfolio composition as a percentage of net assets on 3-31-16:

Retail REITs	28.6%
Diversified REITs	16.3%
Residential REITs	13.4%
Office REITs	8.2%
Diversified real estate activities	7.4%
Real estate operating companies	6.8%
Specialized REITs	6.1%
Hotels, resorts and cruise lines	4.4%
Industrial REITs	3.2%
Hotel and resort REITs	2.6%
Asset Management & Custody Banks	1.5%
Short-term investments and other	1.5%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of March 31, 2016, by major security category or type:

	Total value at 3-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$2,032,097	—	$2,032,097	—
France	4,573,431	—	4,573,431	—
Germany	1,432,116	—	1,432,116	—
Japan	10,079,189	—	10,079,189	—
Spain	1,817,667	—	1,817,667	—
Sweden	2,395,839	—	2,395,839	—
United Kingdom	1,370,496	—	1,370,496	—
United States	29,731,302	$29,731,302	—	—
Short-term investments	1,428,528	1,428,528	—	—
Total investments in securities	$54,860,665	$31,159,830	$23,700,835	—
Other financial instruments
Forward foreign currency contracts	($520,022)	—	($520,022)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

       4

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended March 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at March 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	1,558,537	USD	1,108,957	Citibank N.A.	4/15/2016	$85,143	—	$85,143
AUD	171,464	USD	122,534	HSBC Bank PLC	4/15/2016	8,837	—	8,837
EUR	174,588	USD	190,700	Citibank N.A.	4/15/2016	8,031	—	8,031
EUR	273,660	USD	308,422	Deutsche Bank AG London	4/15/2016	3,081	—	3,081
EUR	50,256	USD	56,967	Morgan Stanley and Company International PLC	4/15/2016	237	—	237
EUR	687,063	USD	765,800	HSBC Bank PLC	4/15/2016	16,273	—	16,273
GBP	160,817	USD	232,193	Deutsche Bank AG London	4/15/2016	—	($1,211)	(1,211)
GBP	83,525	USD	120,521	Morgan Stanley and Company International PLC	4/15/2016	—	(553)	(553)
GBP	494,095	USD	712,725	Royal Bank of Scotland PLC	4/15/2016	—	(3,057)	(3,057)
GBP	241,825	USD	344,154	Citibank N.A.	5/18/2016	3,210	—	3,210
GBP	205,294	USD	293,281	Deutsche Bank AG London	5/18/2016	1,610	—	1,610
GBP	283,385	USD	404,079	Morgan Stanley and Company International PLC	5/18/2016	2,983	—	2,983
HKD	2,855,787	USD	366,315	Royal Bank of Scotland PLC	4/15/2016	1,854	—	1,854
HKD	3,725,177	USD	479,423	HSBC Bank PLC	4/15/2016	826	—	826
HKD	10,125,139	USD	1,300,117	HSBC Bank PLC	5/18/2016	5,483	—	5,483
HKD	2,044,936	USD	263,650	Royal Bank of Scotland PLC	6/20/2016	77	—	77
JPY	35,862,491	USD	307,006	BNP Paribas SA	4/15/2016	11,762	—	11,762
JPY	32,619,060	USD	274,855	Citibank N.A.	4/15/2016	15,084	—	15,084
JPY	56,517,466	USD	484,655	Deutsche Bank AG London	4/15/2016	17,707	—	17,707
JPY	64,224,412	USD	555,494	Royal Bank of Scotland PLC	4/15/2016	15,372	—	15,372
JPY	126,071,922	USD	1,087,596	HSBC Bank PLC	4/15/2016	33,009	—	33,009
JPY	146,992,614	USD	1,297,152	HSBC Bank PLC	5/18/2016	10,512	—	10,512
SEK	1,130,288	USD	134,091	Citibank N.A.	4/15/2016	5,192	—	5,192
SEK	1,193,751	USD	139,998	HSBC Bank PLC	4/15/2016	7,105	—	7,105
SEK	1,043,415	USD	124,021	Deutsche Bank AG London	5/18/2016	4,705	—	4,705
SEK	146,893	USD	17,358	Royal Bank of Scotland PLC	5/18/2016	764	—	764
SEK	140,858	USD	16,892	HSBC Bank PLC	5/18/2016	486	—	486
SEK	486,629	USD	59,097	Citibank N.A.	6/20/2016	1,012	—	1,012
USD	758,959	AUD	1,086,867	HSBC Bank PLC	4/15/2016	—	(73,764)	(73,764)
USD	67,025	AUD	94,015	Citibank N.A.	5/18/2016	—	(4,896)	(4,896)
USD	993,197	AUD	1,418,206	Deutsche Bank AG London	5/18/2016	—	(91,734)	(91,734)
USD	52,040	AUD	73,476	HSBC Bank PLC	5/18/2016	—	(4,169)	(4,169)
USD	1,244,621	AUD	1,664,903	HSBC Bank PLC	6/20/2016	—	(27,126)	(27,126)
USD	351,024	EUR	323,571	Citibank N.A.	4/15/2016	—	(17,291)	(17,291)
USD	2,226,617	EUR	2,040,463	Deutsche Bank AG London	4/15/2016	—	(96,010)	(96,010)
USD	1,045,422	EUR	953,966	Morgan Stanley and Company International PLC	4/15/2016	—	(40,462)	(40,462)
USD	2,069,452	EUR	1,824,725	Citibank N.A.	5/18/2016	—	(9,636)	(9,636)
USD	510,891	EUR	459,371	HSBC Bank PLC	5/18/2016	—	(12,515)	(12,515)
USD	248,899	EUR	223,362	Morgan Stanley and Company International PLC	6/20/2016	—	(5,866)	(5,866)
USD	2,509,788	EUR	2,252,794	HSBC Bank PLC	6/20/2016	—	(59,727)	(59,727)
USD	887,170	GBP	608,844	Deutsche Bank AG London	4/15/2016	12,690	—	12,690
USD	773,385	GBP	533,289	Morgan Stanley and Company International PLC	4/15/2016	7,425	—	7,425
USD	119,603	GBP	83,256	Royal Bank of Scotland PLC	4/15/2016	23	—	23

       5

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	90,219	GBP	63,020	Deutsche Bank AG London	5/18/2016	—	(305)	(305)
USD	1,083,095	GBP	749,134	Morgan Stanley and Company International PLC	5/18/2016	7,017	—	7,017
USD	52,608	GBP	37,125	Citibank N.A.	6/20/2016	—	(726)	(726)
USD	484,574	GBP	338,953	Deutsche Bank AG London	6/20/2016	—	(2,369)	(2,369)
USD	1,002,547	HKD	7,770,822	Citibank N.A.	4/15/2016	734	—	734
USD	236,938	HKD	1,850,775	Royal Bank of Scotland PLC	4/15/2016	—	(1,664)	(1,664)
USD	103,916	HKD	809,411	Morgan Stanley and Company International PLC	5/18/2016	—	(455)	(455)
USD	1,068,697	HKD	8,320,012	HSBC Bank PLC	5/18/2016	—	(4,139)	(4,139)
USD	521,503	JPY	62,846,325	Citibank N.A.	4/15/2016	—	(37,114)	(37,114)
USD	269,994	JPY	31,754,484	Deutsche Bank AG London	4/15/2016	—	(12,260)	(12,260)
USD	37,453	JPY	4,257,485	Morgan Stanley and Company International PLC	4/15/2016	—	(390)	(390)
USD	92,911	JPY	10,883,534	Royal Bank of Scotland PLC	4/15/2016	—	(3,829)	(3,829)
USD	4,022,383	JPY	471,589,385	HSBC Bank PLC	4/15/2016	—	(169,395)	(169,395)
USD	29,264	JPY	3,266,171	Deutsche Bank AG London	5/18/2016	207	—	207
USD	1,838,001	JPY	208,723,583	Morgan Stanley and Company International PLC	5/18/2016	—	(18,830)	(18,830)
USD	660,589	JPY	74,630,804	Royal Bank of Scotland PLC	5/18/2016	—	(3,335)	(3,335)
USD	3,281,892	JPY	365,613,429	HSBC Bank PLC	5/18/2016	29,349	—	29,349
USD	2,438,551	JPY	276,817,657	Morgan Stanley and Company International PLC	6/20/2016	—	(26,563)	(26,563)
USD	333,381	JPY	37,483,296	Royal Bank of Scotland PLC	6/20/2016	—	(415)	(415)
USD	344,796	JPY	38,762,097	HSBC Bank PLC	6/20/2016	—	(388)	(388)
USD	784,573	SEK	6,694,801	Citibank N.A.	4/15/2016	—	(40,408)	(40,408)
USD	187,445	SEK	1,585,831	Citibank N.A.	5/18/2016	—	(8,199)	(8,199)
USD	813,320	SEK	6,829,050	HSBC Bank PLC	5/18/2016	—	(29,184)	(29,184)
USD	919,450	SEK	7,678,575	Deutsche Bank AG London	6/20/2016	—	(29,007)	(29,007)
USD	72,117	SEK	590,569	Royal Bank of Scotland PLC	6/20/2016	—	(830)	(830)
						$317,800	($837,822)	($520,022)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	USD	U.S. Dollar
HKD	Hong Kong Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	460Q1	03/16
This report is for the information of the shareholders of John Hancock Global Real Estate Fund.		5/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott

Date:	May 13, 2016

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 13, 2016